Provisions (Details 1) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024	Jul. 01, 2023
Provisions
Non-current	$ 32,431	$ 30,089	$ 33,492
Current	5,244	6,404	$ 4,485
Provisions amount	$ 37,675	$ 36,493